Deposits, prepaid expenses and other current assets	6 Months Ended
Jun. 30, 2024
Deposits Prepaid Expenses And Other Current Assets
Deposits, prepaid expenses and other current assets

3	Deposits, prepaid expenses and other current assets

	December 31, 2023	June 30, 2024	June 30, 2024
	S$’000	S$’000	US$’000

Deposits	209	209	154
Prepayments	120	3,653	2,696
Other receivables	173	259	191
Provision for expired credits	158	150	111
	660	4,271	3,152

As of June 30, 2024, included in prepayments of S$3,465,000 (US$2,557,000) was pertaining to prepayments to certain consultants for consulting services over a period of 20 months from the date of the Consulting Agreements. The consulting services to be provided to the Company pursuant to the Consulting Agreements dated January 20, 2024, include participate in Company’s business and management meetings and contribute to Company’s business plans; assisting Company in corporate development by introducing customers or strategic partners to Company to drive business growth; strategizing with the Company on its positioning and road map for capital raising, and assist in dealing with investor relation matters.